Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Cash and cash equivalents	$ 12,727	$ 7,996
Marketable securities	2,819	2,773
Trade and other receivables	6,135	5,010
Inventories	7,681	8,779
Recoverable income taxes	218	165
Other recoverable taxes	960	1,142
Others	1,570	1,777
Current assets other than assets classified as held for sale	32,110	27,642
Assets classified as held for sale	335	3,608
Current assets	32,445	31,250
Trade and other receivables	1,847	2,440
Marketable securities	2,409	1,564
Judicial deposits	14,746	11,053
Deferred income taxes	965	832
Other recoverable taxes	4,516	3,778
Others	2,315	1,553
Long-term receivables	26,798	21,220
Investments	1,358	1,566
Property, plant and equipment - PP&E	153,424	130,169
Intangible assets	3,042	2,986
Non-current assets	184,622	155,941
Total assets	217,067	187,191
Trade payables	4,813	5,464
Finance debt	4,322	3,576
Lease liability	7,200	5,557
Income taxes payable	1,300	2,883
Other taxes payable	4,166	3,048
Dividends payable	3,539	4,171
Provision for decommissioning costs	2,032
Employee benefits	2,932	2,215
Others	3,015	3,001
Current liabilities other than Liabilities on assets classified as held for sale	33,319	29,915
Liabilities related to assets classified as held for sale	541	1,465
Current liabilities	33,860	31,380
Finance debt	24,479	26,378
Lease liability	26,599	18,288
Income taxes payable	299	302
Deferred income taxes	10,910	6,750
Employee benefits	15,579	10,675
Provisions for legal proceedings	3,305	3,010
Provision for decommissioning costs	21,171	18,600
Others	1,890	1,972
Non-current liabilities	104,232	85,975
Current and non-current liabilities	138,092	117,355
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	410	1,144
Profit reserves	72,641	66,434
Accumulated other comprehensive deficit	(101,569)	(105,187)
Attributable to the shareholders of Petrobras	78,583	69,492
Non-controlling interests	392	344
Equity	78,975	69,836
Total liabilities and equity	$ 217,067	$ 187,191